Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Finished goods	$ 266	$ 333
Work in process and raw materials	1,415	1,250
Total inventories	$ 1,682	$ 1,583